Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	$ 14,647	$ 31,425	$ 36,958
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(3)	(1)	(46)
Disposal of subsidiaries, associates and intangible assets	1,730	593	674
Purchase of property, equipment and software	(1,643)	(1,841)	(1,854)
Disposal of property, equipment and software	161	295	366
Purchase of financial assets measured at fair value through other comprehensive income	(4,783)	(5,802)	(6,290)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	4,084	5,052	4,530
Net (purchase) / redemption of debt securities measured at amortized cost	(11,993)	(415)	(4,166)
Net cash flow from / (used in) investing activities	(12,447)	(2,119)	(6,785)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,249)	(3,093)	23,845
Distributions paid on UBS shares	(1,668)	(1,301)	(2,607)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	79,115	98,272	80,255
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(67,670)	(79,909)	(87,098)
Net cash flows from other financing activities	(617)	(282)	(575)
Net cash flow from / (used in) financing activities	(9,094)	10,345	12,432
Total cash flow
Cash and cash equivalents at the beginning of the year	207,875	173,531	119,873
Net cash flow from / (used in) operating, investing and financing activities	(6,895)	39,651	42,605
Effects of exchange rate differences on cash and cash equivalents	(5,659)	(5,307)	11,052
Cash and cash equivalents at the end of the year	195,321	207,875	173,531
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	169,363	192,706	158,088
of which: loans and advances to banks	13,450	13,942	14,028
of which: money market paper	12,508	1,227	1,415
Restricted cash and cash equivalents	4,253	3,408	3,828
UBS AG (consolidated)
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	10,630	30,563	36,581
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(3)	(1)	(46)
Disposal of subsidiaries, associates and intangible assets	1,729	593	674
Purchase of property, equipment and software	(1,478)	(1,581)	(1,573)
Disposal of property, equipment and software	161	295	364
Purchase of financial assets measured at fair value through other comprehensive income	(4,783)	(5,802)	(6,290)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	4,084	5,052	4,530
Net (purchase) / redemption of debt securities measured at amortized cost	(11,993)	(415)	(4,166)
Net cash flow from / (used in) investing activities	(12,283)	(1,860)	(6,506)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,249)	(3,093)	23,845
Distributions paid on UBS shares	(4,200)	(4,539)	(3,848)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	79,457	98,619	80,153
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(67,670)	(79,799)	(87,099)
Net cash flows from other financing activities	(595)	(261)	(553)
Net activity related to group internal capital transactions and dividends	0	0	0
Net cash flow from / (used in) financing activities	(5,257)	10,927	12,498
Total cash flow
Cash and cash equivalents at the beginning of the year	207,755	173,430	119,804
Net cash flow from / (used in) operating, investing and financing activities	(6,911)	39,630	42,573
Effects of exchange rate differences on cash and cash equivalents	(5,645)	(5,306)	11,053
Cash and cash equivalents at the end of the year	195,200	207,755	173,430
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	169,363	192,706	158,088
of which: loans and advances to banks	13,329	13,822	13,928
of which: money market paper	12,508	1,227	1,415
Restricted cash and cash equivalents	4,253	3,408	3,828
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	17,286	5,714	(14,883)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	0	0
Disposal of subsidiaries, associates and intangible assets	157	16	14
Purchase of property, equipment and software	(562)	(656)	(714)
Disposal of property, equipment and software	161	294	361
Purchase of financial assets measured at fair value through other comprehensive income	(4,131)	(1,006)	(77)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	3,188	189	79
Net (purchase) / redemption of debt securities measured at amortized cost	(8,159)	(807)	(3,021)
Net cash flow from / (used in) investing activities	(9,346)	(1,970)	(3,357)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(12,215)	(3,073)	23,828
Distributions paid on UBS shares	(4,200)	(4,539)	(3,848)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	78,866	97,250	78,867
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(66,526)	(78,385)	(86,204)
Net cash flows from other financing activities	(258)	(280)	(290)
Net activity related to group internal capital transactions and dividends	5,217	5,240	2,984
Net cash flow from / (used in) financing activities	884	16,212	15,336
Total cash flow
Cash and cash equivalents at the beginning of the year	57,895	39,400	39,598
Net cash flow from / (used in) operating, investing and financing activities	8,824	19,957	(2,905)
Effects of exchange rate differences on cash and cash equivalents	(3,111)	(1,462)	2,706
Cash and cash equivalents at the end of the year	63,608	57,895	39,400
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	48,607	53,729	34,283
of which: loans and advances to banks	2,957	3,258	4,085
of which: money market paper	12,044	908	1,032
UBS AG (consolidated) | UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	(1,165)	2,131	24,661
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(3)	(1)	(3)
Disposal of subsidiaries, associates and intangible assets	453	0	0
Purchase of property, equipment and software	(292)	(276)	(162)
Disposal of property, equipment and software	0	0	0
Purchase of financial assets measured at fair value through other comprehensive income	0	0	0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	0	0	0
Net (purchase) / redemption of debt securities measured at amortized cost	(1,820)	772	132
Net cash flow from / (used in) investing activities	(1,663)	495	(33)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(3)	(21)	17
Distributions paid on UBS shares	0	0	0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	550	1,177	1,057
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(860)	(1,093)	(776)
Net cash flows from other financing activities	0	0	0
Net activity related to group internal capital transactions and dividends	(2,088)	(537)	(1,307)
Net cash flow from / (used in) financing activities	(2,401)	(475)	(1,009)
Total cash flow
Cash and cash equivalents at the beginning of the year	92,799	93,342	62,551
Net cash flow from / (used in) operating, investing and financing activities	(5,229)	2,151	23,619
Effects of exchange rate differences on cash and cash equivalents	(1,338)	(2,693)	7,171
Cash and cash equivalents at the end of the year	86,232	92,799	93,342
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	84,465	91,031	91,638
of which: loans and advances to banks	1,550	1,588	1,695
of which: money market paper	216	179	9
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	(5,491)	22,718	26,804
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	0	(43)
Disposal of subsidiaries, associates and intangible assets	1,120	577	660
Purchase of property, equipment and software	(624)	(650)	(697)
Disposal of property, equipment and software	0	1	3
Purchase of financial assets measured at fair value through other comprehensive income	(652)	(4,795)	(6,213)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	896	4,863	4,451
Net (purchase) / redemption of debt securities measured at amortized cost	(2,013)	(380)	(1,277)
Net cash flow from / (used in) investing activities	(1,274)	(385)	(3,117)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(31)	0	0
Distributions paid on UBS shares	0	0	0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	41	193	229
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(284)	(320)	(118)
Net cash flows from other financing activities	(337)	20	(263)
Net activity related to group internal capital transactions and dividends	(3,128)	(4,702)	(1,677)
Net cash flow from / (used in) financing activities	(3,740)	(4,811)	(1,829)
Total cash flow
Cash and cash equivalents at the beginning of the year	57,061	40,689	17,655
Net cash flow from / (used in) operating, investing and financing activities	(10,505)	17,523	21,859
Effects of exchange rate differences on cash and cash equivalents	(1,196)	(1,151)	1,175
Cash and cash equivalents at the end of the year	45,359	57,061	40,689
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	36,291	47,946	32,167
of which: loans and advances to banks	8,821	8,975	8,148
of which: money market paper	$ 248	$ 139	$ 374